Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Nov. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues		$ 1,007,000	$ 549,000		$ 1,554,000	$ 3,856,000
Concentration Risk, Percentage		95.00%			98.00%
Warrants and Rights Outstanding					$ 14,700,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)					6,000,000
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)					6,000,000
Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					65.00%
Related party
Related Party Transaction [Line Items]
Notes Payable		$ 0
Marketing expense		$ 200,000	$ 0
Related party | Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	10.00%			10.00%
Related party | Demand Notes [Member]
Related Party Transaction [Line Items]
Notes Issued	$ 4,000,000
Related party | 2023 Convertible Note [Member]
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor				$ 5,000,000
Proceeds from Related Party Debt				$ 5,000,000
Debt Instrument Ownership Percentage				41.00%
Notes Payable					$ 6,900,000	7,300,000
Debt Instrument, Increase (Decrease), Net					400,000	3,000,000
Related party | 2023 Convertible Note Warrants [Member]
Related Party Transaction [Line Items]
Warrants and Rights Outstanding					8,000,000	900,000
Debt Instrument, Increase (Decrease), Net					800,000	200,000
Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Notes Payable					4,200,000	3,900,000
Related party | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Notes Payable					0	300,000
Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss					$ 0	500,000
Two Minority Stockholders | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenues						$ 3,800,000
Two Minority Stockholders | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage					98.00%	100.00%
One Minority Stockholders [Member] | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net					$ 300,000	$ 900,000
Increase Decrease in the Unbilled Receivables							$ 0.4
Debt Instrument, Fair Value Disclosure					500,000	400,000
Increase Decrease In Unbilled Receivable							13.00%
One Minority Stockholders [Member] | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net					300,000	32,000,000
Debt Instrument, Fair Value Disclosure					0	29,000,000
One Minority Stockholders [Member] | Pay to Play Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net					38,000,000	29,000,000
Marketing expense					300,000
One Minority Stockholders [Member] | Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor							$ 3,300,000
Proceeds from Related Party Debt							$ 3,300,000
Debt Instrument Ownership Percentage							35.00%
One Minority Stockholders [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenues					1,500,000
Accounts Receivable, after Allowance for Credit Loss					$ 0	$ 500,000
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage					77.00%	100.00%
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk | Revenue Arrangement [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage					21.00%	0.00%
One Minority Stockholders [Member] | Accounts Receivable [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage					0.00%	98.00%